RETIREMENT SAVINGS PLAN	12 Months Ended
Mar. 31, 2020
Retirement Savings Plan
RETIREMENT SAVINGS PLAN

Effective March 2020, the Company adopted the Modular Medical, Inc. 401(k) Plan (the Savings Plan), which qualifies as a thrift plan under Section 401(k) of the Internal Revenue Code. Full-time and part-time employees who are at least 21 years of age are eligible to participate in the Savings Plan at the time of hire. Participants may contribute up to 15% of their earnings to the Savings Plan. The Plan became effective and began accepting participant contributions in April 2020.